SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2018
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS

Stock Options Grant

Subsequent to December 31, 2018, the Company has granted 5,000,000 incentive stock options to an Officer of the Company under the terms of its stock option plan. The stock options have an exercise price of $0.40 per share, are exercisable for a period of five years from the grant date and vest following a similar criteria to that listed in Note 11(d).

Forfeiture of Stock Options

Subsequent to December 31, 2018 and as at the date of filing these consolidated annual financial statements, 7,550,000 stock options were forfeited.